Form N-CSR Cover	6 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Government Trust
Entity Central Index Key	0000357159
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024